THE PLAN AND ITS SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Estimates
Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Basis of accounting	Basis of accounting - The financial statements of the Plan are prepared using the accrual method of accounting in accordance with U.S. GAAP.
Investment valuation and income recognition
Investment valuation and income recognition - As of December 31, 2025 and 2024, the Plan’s investments were held by Fidelity Management Trust Company and were invested based primarily upon instructions received from participants.
The majority of the Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5 for a discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought or sold as well as held during the year.
The Plan has an investment option, the MetLife Stable Value Blended Fund, a fully benefit-responsive separate account. That investment is reported at contract value. Contract value is the relevant measurement for that portion of the net assets available for benefits of a defined contribution plan that is attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.
Notes receivable from participants
Notes receivable from participants - Notes receivable from participants (“notes receivable”) are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable are reclassified as distributions based upon the terms of the Plan document.

Income taxes
Income taxes - The Plan document is in the form of a FMR LLC pre-approved plan document that received a favorable opinion letter from the Internal Revenue Service dated June 30, 2020. The Plan is operated in accordance with, and is intended to qualify under, the applicable requirements of the Code and related state statutes. Although the Plan has been amended since receiving the opinion letter, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Internal Revenue Code and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt. Plan assets are held in a trust that is intended to be exempt from federal income and state income and franchise taxes.
In accordance with guidance on accounting for uncertainty in income taxes (Accounting Standard Codification topic 740-10), the Administrator evaluated the Plan’s tax positions and does not believe the Plan has any uncertain tax positions that require disclosure or adjustment to the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.
Risks and uncertainties
Risks and uncertainties - The Plan provides for various investment options in any combination of investment securities offered by the Plan. Investment securities are exposed to various risks, such as interest rate, market fluctuations and credit risks. Due to the risk associated with certain investment securities, it is at least reasonably possible that changes in market values, interest rates or other factors in the near term would materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits.

Subsequent Events
Subsequent Events - The Plan Administrator evaluated subsequent events through June 25, 2026, which is the date the financial statements were issued. Volatility in the financial markets may have an impact on investment values in subsequent periods.

Payment of benefits
Payment of benefits - Upon termination, each participant (or beneficiary) may elect to leave his or her account balance in the Plan until the IRS required beginning age (which may be age 70 1/2, 72, 73, or 75, depending on the participant’s date of birth) or receive his or her total benefits in a lump sum amount equal to the value of the participant’s account or in installments over a period of years. The Plan requires lump sum distribution of participant account balances that do not exceed $1,000.